BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2016
Beijing Trustek [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of January 10, 2014
US$
Cash consideration	1,639
Share consideration	8,229
Total	9,868
Cash and marketable security	3,591
Other current assets	4,830
Fixed assets	58
Other long term assets	249
Identifiable intangible assets acquired	1,623
Goodwill	6,294
Liability assumed	(6,777)
Total	9,868

Linkmotion [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of June 15, 2015
US$
Cash consideration	5,360
Total consideration transferred	5,360
Other tangible assets	5,362
Identifiable intangible assets acquired	3,047
Goodwill	726
Liability assumed	(2,175)
Fair value of non-controlling interest	(1,600)
Total	5,360

Hetu [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests

As of October 1, 2015
US$
Fair value of previous held 18.18% of equity interests	2,094
Cash consideration (paid)	6,137
Cash consideration (Contingent) *	3,273
Total	11,504
Cash	770
Other current assets	2,446
Fixed assets	17
Identifiable intangible assets acquired	4,874
Goodwill	6,766
Liability assumed	(3,369)
Total	11,504

*	The conditions of contingent consideration of Hetu were met, and the consideration of US$2,455 Was paid in 2016 and remaining US$3,682 was paid in 2017.

[1]
Glory [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of October 1, 2015
US$
Cash consideration (paid)	12,500
Cash consideration (Contingent) *	6,266
Total	18,766
Cash	287
Other non-current assets	472
Identifiable intangible assets acquired	4,637
Goodwill	14,129
Liability assumed	(759)
Total	18,766

*	The conditions of contingent consideration of Glory were met, and the consideration of US$5,000 was paid in 2016 and remaining US$7,500 was paid in 2017.

[2]
Huayong [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of January 25, 2014
US$
Fair value of previously held 39.01% equity interests	43,406
Cash consideration	249
Share consideration	40,808
Total	84,463
Cash	294
Other current assets	2,974
Fixed assets	98
Identifiable intangible assets acquired	12,796
Goodwill	97,657
Liability assumed	(5,544)
Fair value of non-controlling interest	(23,812)
Total	84,463

Yipai [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of May 15, 2014
US$
Cash consideration	7,041
Share consideration	49,291
Total	56,332
Cash	2
Other current assets	6,711
Fixed assets	14
Identifiable intangible assets acquired	4,916
Goodwill	63,497
Liability assumed	(1,908)
Fair value of non-controlling interest	(16,900)
Total	56,332

Showself [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of May 15, 2014
US$
Fair value of previously held 20% equity interests	13,572
Cash consideration	78
Share consideration	43,547
Total	57,197
Cash	32
Other current assets	394
Fixed assets	37
Identifiable intangible assets acquired	7,853
Goodwill	76,468
Liability assumed	(3,836)
Fair value of non-controlling interest	(23,751)
Total	57,197

Launcher [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of March 1, 2016
US$
Fair value of previous held: equity interests 15%	3,772
Cash consideration-Paid	11,000
Total	14,772
Cash	228
Other current assets	1,258
Fixed assets	26
Identifiable intangible assets acquired	8,098
Goodwill	20,088
Liability assumed	(2,606)
Fair value of non-controlling interest	(12,320)
Total	14,772

[1]	The conditions of contingent consideration of Hetu were met, and the consideration of US$2,455 was paid in 2016 and remaining US$3,682 was paid in 2017.
[2]	The conditions of contingent consideration of Glory were met, and the consideration of US$5,000 was paid in 2016 and remaining US$7,500 was paid in 2017.